Contingencies and commitment (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rights of use lease assets	$ 1,005,649	$ 294,188	$ 0
Lease liabilities, current	101,134	93,077	0
Lease liabilities, noncurrent	934,610	170,966	$ 0
Total operating lease liabilities	$ 1,035,744	$ 264,043
Weighted average remaining lease term (years)	7 years 5 months 12 days	3 years 5 months 1 day
Weighted average discount rate	4.75%	4.75%